CALIFORNIA PROSPECTUS SUPPLEMENT
MARCH 7, 1996

TO FORTIS BENEFITS INSURANCE COMPANY
VALUE ADVANTAGE PLUS VARIABLE ANNUITY
PROSPECTUS DATED FEBRUARY 2, 1996


Mailing Address:                                 Street Address:
P. O. Box 64295                                  500 Bielenberg Drive
St. Paul, MN 55164                               Woodbury, MN 55125

Telephone 1-800-827-5877


The strong Discovery Fund II portfolio is not available as an investment option for Certificates issued in the State of California.